Leases - Lease Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Current
Total current lease liabilities	$ 568	$ 848		$ 1,047	$ 105	$ 3,054
Non-current
Total non-current lease liabilities	67	128		226	27	1,832
Total	$ 635	$ 976	$ 1,543	$ 1,273	$ 132	$ 4,886	$ 4,886